Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Assets And Liabilities Held For Sale Current [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]

As at December 31, 2012 and 2011 the carrying amounts of major classes of assets and liabilities classified as held for sale included:

Property, plant and equipment	-	1